Income Taxes	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Income Taxes

7. Income Taxes

Income tax provisions for interim periods are generally based on an estimated annual effective income tax rate calculated separately from the effect of significant, infrequent, or unusual items related specifically to interim periods. No income tax expense was recognized for the three or six months ended June 30, 2022, and June 30, 2021, as the Company expects no taxable income and has a full valuation allowance offsetting deferred tax assets.